Taxation - Reconciliation of effective tax rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Income/(loss) before tax	$ 42,118,000	$ (14,819,000)	$ 75,134,000	$ (23,768,000)	$ (116,317,000)	$ 111,000	$ (35,519,000)
Tax calculated at the applicable tax rates	(3,455,000)	2,438,000	(6,686,000)	3,902,000	14,545,000	(15,000)	4,440,000
Effect of different tax rates in other countries	(7,000)	(17,000)	5,000	(3,000)	82,000	(9,000)	(5,000)
Tax effect of expenses not deductible for tax purposes and non-taxable income					14,665,000	401,000	906,000
Tax effect of deductions under special tax regimes	3,812,000	(2,234,000)	5,620,000	(3,353,000)	169,000	(624,000)	(4,126,000)
Unrecognized deferred tax asset resulting from loss carryforward					(1,273,000)	(1,031,000)	(1,220,000)
Tax effect of tax losses brought forward	201,000	(455,000)	812,000	(675,000)	395,000	230,000	(1,220,000)
Tax effect of loss for the year for which no deferred tax asset is recognized	293,000		760,000		(637,000)
Overseas tax in excess of credit claim used during the period	(210,000)	(325,000)	(415,000)	(524,000)	(1,016,000)	(845,000)	(2,000)
Income tax expense	$ (1,252,000)	$ (325,000)	$ (2,025,000)	$ (524,000)	$ (1,127,000)	$ (862,000)	$ (7,000)